Related Party Transactions (Details) - USD ($)						3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Mar. 01, 2023	Apr. 25, 2022	Feb. 17, 2022	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 11, 2024	May 14, 2024	Apr. 17, 2024	Apr. 08, 2024	Mar. 08, 2024	Feb. 09, 2024	Nov. 13, 2023	Jun. 23, 2023	Mar. 31, 2023	Apr. 29, 2022	Apr. 28, 2022	Aug. 17, 2021	Jul. 30, 2020
Related Party Transactions [Line Items]
Sponsor purchased shares (in Shares)	2,155,000	2,155,000				2,155,000	2,155,000		2,155,000	1,725,000
Aggregate purchase price	$ 216	$ 216				$ 216	$ 216		$ 216	$ 173
Price per share (in Dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Purchased private placement units (in Shares)																			430,000
Share of common stock (in Shares)							1		1
Redeemable warrant (in Shares)							1
Number of right (in Shares)							1
Jun Chul Whang [Member]
Related Party Transactions [Line Items]
Outstanding balance							$ 75,000
Josh Pan [Member]
Related Party Transactions [Line Items]
Outstanding balance							60,000
Administrative Service [Member]
Related Party Transactions [Line Items]
Outstanding balance							30,000		$ 15,000
Monthly amount office space, utilities, secretarial and administrative support			$ 7,500
Administrative support fees						$ 22,500	67,500	$ 52,500	90,000	$ 75,000
Affiliated Entity [Member]
Related Party Transactions [Line Items]
Principal amount		$ 180,000							180,000											$ 7,000	$ 10,000	$ 10,000
Outstanding balance							57,000		57,000	17,000
Repayment amount					$ 10,000				140,000
Promissory Notes Member
Related Party Transactions [Line Items]
Price per share (in Dollars per share)																		$ 10
Outstanding balance							0		0
Promissory Notes Member | Sponsor Member
Related Party Transactions [Line Items]
Principal amount																		$ 200,000
Promissory Notes Member | BCM [Member]
Related Party Transactions [Line Items]
Principal amount																	$ 180,000
Unsecured Debt [Member] | Sponsor Member
Related Party Transactions [Line Items]
Principal amount												$ 140,000	$ 50,000	$ 1,200,000				$ 200,000
Unsecured Debt [Member] | BCM [Member]
Related Party Transactions [Line Items]
Principal amount																	$ 180,000
Outstanding balance							0		0
Unsecured Debt [Member] | Jun Chul Whang [Member]
Related Party Transactions [Line Items]
Principal amount																$ 75,000
Unsecured Debt [Member] | Josh Pan [Member]
Related Party Transactions [Line Items]
Principal amount															$ 60,000
April Sponsor Note [Member] | Sponsor Member
Related Party Transactions [Line Items]
Outstanding balance							1,200,000
Second April Sponsor Note [Member] | Sponsor Member
Related Party Transactions [Line Items]
Outstanding balance							23,000
May Sponsor Note [Member] | Sponsor Member
Related Party Transactions [Line Items]
Outstanding balance							140,000
BLACU July Sponsor Note [Member] | BLACU Sponsor [Member]
Related Party Transactions [Line Items]
Principal amount											$ 280,000
Outstanding balance							280,000
Notes payable – related party outstanding balance	$ 1,778,000					1,778,000	1,778,000
Working Capital Loans Member
Related Party Transactions [Line Items]
Principal amount	$ 1,000,000	$ 1,000,000				$ 1,000,000	1,000,000		1,000,000
Outstanding balance
Price per unit (in Dollars per share)	$ 10	$ 10				$ 10	$ 10		$ 10
Founder Shares Member
Related Party Transactions [Line Items]
Sponsor purchased shares (in Shares)																							1,437,500
Aggregate purchase price																							$ 25,000
Price per share (in Dollars per share)																							$ 0.017
Stock split							1.2-for-one stock split		1.2-for-one stock split
Aggregate founder shares (in Shares)				1,725,000
Founder shares subject to forfeiture (in Shares)	2,155,000	2,155,000		225,000						1,725,000
Initial business combination period				3 years
Price per share (in Dollars per share)				$ 12.5
Outstanding balance
Private Placement [Member]
Related Party Transactions [Line Items]
Sponsor purchased shares (in Shares)										430,000
Price per share (in Dollars per share)	$ 10	$ 10				$ 10	$ 10		$ 10
Purchased private placement units (in Shares)	430,000	430,000				430,000	430,000		430,000
Share of common stock (in Shares)							1		1
Redeemable warrant (in Shares)							1		1
Purchase of share (in Shares)	1	1				1	1		1
Number of right (in Shares)							1		1
Exercise price per share (in Dollars per share)	$ 11.5	$ 11.5				$ 11.5	$ 11.5		$ 11.5
IPO [Member] | Promissory Notes Member
Related Party Transactions [Line Items]
Principal amount	$ 1,200,000	$ 1,200,000				$ 1,200,000	$ 1,200,000		$ 1,200,000
Promissory note due date							Nov. 29, 2023		Nov. 29, 2023